Other Assets - Additional Information (Detail) - Dec. 31, 2022 £ in Thousands, € in Millions	EUR (€)	GBP (£)
Disclosure Of Other Assets [Line Items]
Security deposit to cover legal costs | €	€ 3.0
Provision		£ 4,146
Legal Proceedings [member]
Disclosure Of Other Assets [Line Items]
Provision		4,100
Legal Proceedings [member] | Germany [member]
Disclosure Of Other Assets [Line Items]
Provision		£ 1,100